Concentrations (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Revenues derived from online advertising services	$ 7,000,000	$ 13,100,000	$ 14,100,000
Revenues derived from promotional advertising services	1,600,000
Previously written down doubtful receivables collected	$ 49,912	$ 310,699	$ 2,255,301
Shengyue [Member] | Net revenues [Member] | Revenue concentration risk [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	31.50%	94.40%	88.40%
Huzhong [Member] | Net revenues [Member] | Revenue concentration risk [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	32.40%
Qinhe [Member] | Net revenues [Member] | Revenue concentration risk [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	18.80%